1919 Financial Services Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Capital Markets - 6.8%
Ameriprise Financial Inc.	9,235	$4,470,756
CME Group Inc.	6,300	1,671,327
S&P Global Inc.	4,400	2,235,640
		8,377,723

Commercial Banks - 40.8%(a)
Amalgamated Financial Corp.	18,500	531,875
Bancorp Inc. (a)	13,370	706,471
Bank of America Corp.	113,700	4,744,701
Banner Corp.	49,670	3,167,456
Coastal Financial Corp./WA (a)	60,200	5,442,682
Columbia Banking System Inc.	16,474	410,862
Community Bank System Inc.	11,500	653,890
Fifth Third Bancorp	88,300	3,461,360
JPMorgan Chase & Co.	38,939	9,551,737
M&T Bank Corp.	14,400	2,574,000
PNC Financial Services Group Inc.	16,737	2,941,862
QCR Holdings Inc.	56,007	3,994,419
SmartFinancial Inc.	55,343	1,720,060
South State Corp.	24,075	2,234,642
Stock Yards Bancorp Inc.	45,473	3,140,365
U.S. Bancorp	67,285	2,840,773
Webster Financial Corp.	40,535	2,089,579
		50,206,734

Diversified Financial Services - 8.1%
Charles Schwab Corp/The	32,596	2,551,615
Intercontinental Exchange Inc.	31,365	5,410,462
Voya Financial Inc.	28,682	1,943,492
		9,905,569

Financial Services - 4.5%
Berkshire Hathaway, Inc. - Class B (a)	10,500	5,592,090

Insurance - 18.7%
Arch Capital Group Ltd.	5,841	561,787
Brown & Brown Inc.	40,501	5,038,324
Chubb Limited	24,948	7,534,047
First American Financial Corp.	11,000	721,930
Globe Life Inc.	12,172	1,603,296
Hanover Insurance Group Inc.	12,283	2,136,628
Marsh & McLennan Cos Inc.	11,708	2,857,103
Reinsurance Group of America Inc.	10,779	2,122,385
RLI Corp.	6,280	504,473
		23,079,973

IT Services - 15.0%
Fidelity National Information Services Inc.	34,752	2,595,279
Fiserv Inc. (a)	22,630	4,997,383
Global Payments Inc.	24,000	2,350,080
I3 Verticals Inc. Shares - Class A (a)	75,980	1,874,427
Visa Inc. Shares - Class A	19,000	6,658,740
		18,475,909

Professional Services - 2.4%
Verisk Analytics Inc.	10,000	2,976,200

Real Estate Investment Trusts (REITs) - 1.9%
Simon Property Group LP	5,700	946,656
Terreno Realty Corp.	22,183	1,402,409
		2,349,065
TOTAL COMMON STOCKS (Cost $49,198,634)		120,963,263

SHORT-TERM INVESTMENTS - 1.9%		Value
Fidelity Investments Money Market - Government Portfolio - Class I, 4.22% (b)	2,402,157	2,402,157
TOTAL SHORT-TERM INVESTMENTS (Cost $2,402,157)		2,402,157

TOTAL INVESTMENTS - 100.1% (Cost $51,600,791)		123,365,420
Liabilities in Excess of Other Assets - (0.1)%		(131,449)
TOTAL NET ASSETS - 100.0%		$123,233,971
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

1919 Financial Services Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$120,963,263	$–	$–	$120,963,263
Short-Term Funds	2,402,157	–	–	2,402,157
Total Investments	$123,365,420	$–	$–	$123,365,420

Refer to the Schedule of Investments for further disaggregation of investment categories.